Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Beginning balance	€ 870	€ 1,394
Impairment loss	61	0	€ 0
Ending balance	494	870	1,394
Software
Intangible Assets
Beginning balance	750	1,304
Ending balance	383	750	1,304
Purchased concessions, rights and other intangible assets
Intangible Assets
Beginning balance	120	90
Ending balance	111	120	90
Costs of acquisition
Intangible Assets
Beginning balance	4,306	4,106
Additions	79	200
Transfer from property, plant and equipment	(3,488)
Ending balance	897	4,306	4,106
Costs of acquisition | Software
Intangible Assets
Beginning balance	4,161	3,998
Additions	79	163
Transfer from property, plant and equipment	(3,470)
Ending balance	770	4,161	3,998
Costs of acquisition | Purchased concessions, rights and other intangible assets
Intangible Assets
Beginning balance	145	108
Additions		37
Transfer from property, plant and equipment	(18)
Ending balance	127	145	108
Accumulated amortization/write downs
Intangible Assets
Beginning balance	(3,436)	(2,712)
Disposal	(3,488)
Amortization	(394)	(724)
Impairment loss	61
Ending balance	(403)	(3,436)	(2,712)
Accumulated amortization/write downs | Software
Intangible Assets
Beginning balance	(3,411)	(2,694)
Disposal	(3,470)
Amortization	(386)	(717)
Impairment loss	60
Ending balance	(387)	(3,411)	(2,694)
Accumulated amortization/write downs | Purchased concessions, rights and other intangible assets
Intangible Assets
Beginning balance	(25)	(18)
Disposal	(18)
Amortization	(8)	(7)
Impairment loss	1
Ending balance	€ (16)	€ (25)	€ (18)